Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Minimum Future Obligations Under Capital And Operating Leases
Minimum future obligations under capital and operating leases at December 31, 2014 are as follows:

(in thousands)	Capital Leases	Operating Leases
2015	$1,552	$17,437
2016	1,584	12,515
2017	1,366	9,873
2018	1,522	7,027
2019	—	5,331
Thereafter	—	8,819
	6,024	$61,002
Less: Amount representing interest	(894)
	5,130
Less: Current portion	(1,125)
Long-term portion	$4,005

Schedule of Commitments To Purchase Goods or Services And For Future Minimum Guaranteed Royalties
At December 31, 2014, we had commitments to purchase goods or services, and for future minimum guaranteed royalties. They are as follows:

(in thousands)	Purchase Commitments	License & Royalty Commitments
2015	$71,569	$1,783
2016	17,785	1,787
2017	9,222	1,737
2018	8,174	1,600
2019	7,420	1,531
Thereafter	—	2,116
	$114,170	$10,554